8. SELLING EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	$ (421.2)	$ (395.7)	$ (325.7)
Concession and rental income
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	11.6	11.9	7.3
Commercial services and other selling income
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	2.0	1.9	1.3
Selling income
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	13.6	13.8	8.6
Concession fees and rents
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(399.1)	(375.3)	(307.0)
Credit card commissions
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(29.0)	(27.7)	(20.9)
Advertising and commission expenses
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(0.9)	(0.8)	(0.9)
Packaging materials
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(2.5)	(2.3)	(2.2)
Other selling expenses
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(3.3)	(3.4)	(3.3)
Selling expenses
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	$ (434.8)	$ (409.5)	$ (334.3)